Intangible assets (Details Textual) SFr in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets, Net				$ 26,469	$ 27,806
Gain (Loss) on Disposition of Business				18,489	0
Depreciation, Depletion and Amortization				4,019	$ 3,374
Canadian business portfolio [Member]
Gain (Loss) on Disposition of Business	$ 18,489
Licensing Agreements [Member] | Canadian business portfolio [Member]
Finite-Lived Intangible Assets, Net				1,349
Allergan plc [Member]
Finite-lived Intangible Assets Acquired						$ 13,000
Payment of Milestone in Relation to License Agreement	$ 4,537
Allergan plc [Member] | Licensing Agreements [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						10 years
Amortization of Milestone Payment				550
Basilea Pharmaceutica International Ltd [Member] | Licensing Agreements [Member]
Finite-lived Intangible Assets Acquired		$ 5,200	SFr 5,000
Finite-Lived Intangible Asset, Useful Life		15 years	15 years
Number of Countries in which Entity Operates		34	34
Long-term Purchase Commitment, Amount				$ 286